Note 36 - Related Party Transactions - Compensation Expense of Key Management Personnel (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Compensation Expense of Key Management Personnel [Abstract]
Short-term employee benefits	€ 37	€ 36	€ 30
Post-employment benefits	5	7	7
Other long-term benefits	15	10	2
Termination benefits	2	6	0
Share-based payment	17	15	8
Total	€ 76	€ 74	€ 47